Cover	Jun. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2026
Entity File Number	001-15771
Entity Registrant Name	ABEONA THERAPEUTICS INC.
Entity Central Index Key	0000318306
Entity Tax Identification Number	83-0221517
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6555 Carnegie Ave
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44103
City Area Code	(646)
Local Phone Number	813-4701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ABEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false